CONVERTIBLE PROMISSORY NOTES	12 Months Ended
Dec. 31, 2015
CONVERTIBLE PROMISSORY NOTES
CONVERTIBLE PROMISSORY NOTES

13. CONVERTIBLE PROMISSORY NOTES

On June 10, 2013, the Company issued a RMB130,769,398 (US$21,122,500) convertible promissory note (“2013 Notes”) to investors of Series D Shares (see Note 14) at an annual interest rate of 0%, maturing on July 10, 2013. Under the agreement, the holder could convert the 2013 Notes outstanding principal into common shares at the conversion price of US$3.89 at any time.  In addition, the Company also had the option to repay any and all amount due of the 2013 Notes at maturity in cash or through issuance of common shares at a conversion price at US$3.89.  As the fair value of the Company’s common shares on June 10, 2013 of US$3.89 was the same as the effective conversion price of US$3.89, the Company did not record a beneficial conversion feature.